Dividends	6 Months Ended
Jun. 30, 2026
Disclosure Of Dividends [Abstract]
Dividends
8.
DIVIDENDS

No dividend was declared or paid by the Group during the six months ended June 30, 2025 and 2026, nor has any dividend been proposed since June 30, 2026. The deemed distribution to a related party of $0.4 million recognized directly in equity in connection with the issuance of the Convertible Note (see Note 15) does not represent a dividend declared or paid.